Long-Term Investments (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
2007 Plan [Member] | Fujian Bafang [Member]
Long-Term Investments (Details) [Line Items]
Equity interest rate	40.00%	40.00%
Fujian Bafang [Member] | 2007 Plan [Member]
Long-Term Investments (Details) [Line Items]
Equity Method Investment, cash consideration | $	$ 1.7
Fujian Bafang [Member] | 2011 Plan [Member]
Long-Term Investments (Details) [Line Items]
Equity Method Investment, cash consideration | ¥		¥ 12